CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2019	Sep. 27, 2019	Sep. 26, 2019	Jun. 26, 2019	Jun. 21, 2019	Dec. 31, 2018	May 30, 2018	Mar. 23, 2018	Dec. 31, 2017
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.05
Common stock, shares authorized (in shares)	137,500,000	137,500,000	125,000,000			125,000,000	1,528,065	9,341,500
Common stock, shares issued (in shares)	112,278,065					106,528,065			95,658,500
Common stock, shares outstanding (in shares)	110,818,351					105,068,351